INVENTORY (Schedule of inventories) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Inventory Disclosure [Abstract]
Finished goods	$ 2,321,417	$ 2,227,294
Work in process	1,864,438	1,558,428
Raw materials	404,691	265,703
Total	$ 4,590,546	$ 4,051,425